Cover	Oct. 18, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to amend the Current Report on Form 8-K filed by Dror Ortho-Design, Inc. (the “Company”) on October 24, 2023 (the “Original Report”) solely (1) to disclose under Item 5.03 the adoption of Second Amended and Restated Bylaws (the “Bylaws”), which were approved by the Board in connection with the other events reported on the Original Report, and (2) to add as Exhibit 3.1 a copy of the Bylaws. No other parts of the Original Report presented incorrect information. Capitalized terms used and not otherwise defined herein shall have the meanings given to such terms in the Original Report.
Document Period End Date	Oct. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-51783
Entity Registrant Name	Dror Ortho-Design, Inc.
Entity Central Index Key	0001282980
Entity Tax Identification Number	85-0461778
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Shatner Street 3
Entity Address, City or Town	Jerusalem
Entity Address, Country	IL
Entity Address, Postal Zip Code	N/A
Country Region	972
City Area Code	0
Local Phone Number	74-700-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false